Acquisitions (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Jns Holdings Corporation [Member]	Oct. 16, 2013 Blink Network Acquisition [Member]
Assets
Property and equipment	$ 7,485,212	$ 1,096,351	$ 1,286,071	$ 4,823,893
Accounts receivable				29,073
Inventory	1,441,792			1,396,938
Intangible assets	963,648			150,242
Total Assets	23,470,092	2,042,821	2,596,281
Net liabilities assumed by JNS			(1,129,468)	3,335,000
Consideration given				(3,335,000)
Current Liabilities
Accounts payable and accrued expenses		547,874	(1,617,041)	(3,065,146)
DEFERRED REVENUE, net of current portion	$ 212,094	$ 19,996